Related parties transactions (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Transactions Between Related Parties [Abstract]
Summary of Total Remuneration Recorded for Members of the Board of Directors and Executive Committee	The following table sets forth the total remuneration recorded for members of the Board of Directors and Executive Committee:

	Year ended December 31,
in USD ‘000	2020	2019
Short-term employee benefits (including base and variable cash remuneration)	3,388	4,181
Post-employment benefits	272	186
Share-based payments	4,038	8,485
Total	7,698	12,852